Paras Madho
Manager
Securities Operations

CERT/NYS

NYSE

05073768

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32694

December 8, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Euro Currency Trust, Sponsored by Rydex Specialized Products LLC, d/b/a Rydex Investments, Euro Currency Shares, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 8, 2005. Tentative listing date – December 12, 2005.

Sincerely,

Paras Madho

1328598